NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
NATURE AND CONTINUANCE OF OPERATIONS

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

A2Z CUST2MATE SOLUTIONS CORP. (the “Company”) was incorporated on January 15, 2018 under the laws of British Columbia. The head office is located at 1600 – 609 Granville Street, Vancouver, British Columbia V7Y 1C3, and the records and registered office is located at 2200 HSBC Building 885 West Georgia Street, British Columbia, V6C 3E8.

The Company has been listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and traded under the symbol “AZ”. The Company has been listed on the TSX Venture Exchange (“TSX.V”) in Toronto until February 28, 2024. Following an approval for a voluntary delisting, the Company no longer trades on the TSX.V but has remained a reporting issuer in Canada and its common shares (the “Common Shares”) remain listed on Nasdaq under the symbol AZ.

As of September 30, 2025, the Company had two key subsidiaries (the “Subsidiaries”), all of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2mate”); and (2) Isramat Ltd. (“A2Z Isramat”). On August 10, 2023, Cust2mate announced the launch of Cust2mate USA Inc. (“Cust2mate USA”), a subsidiary incorporated on July 12, 2023 under the laws of Delaware.

On February 12, 2025, the Company and the shareholders of Cust2Mate Ltd. entered into a share purchase agreement pursuant to which the Company exercised its call option and acquired an additional 66,194 ordinary shares of Cust2Mate, together constituting 19.81% of the issued and outstanding shares of Cust2Mate (on a fully diluted basis) for the aggregate purchase price of $1,850. After the acquisition of the 66,194 shares in Cust2Mate, the Company now holds an aggregate 322,743 shares of Cust2Mate, constituting 96.58% of Cust2Mate’s issued and outstanding share capital.

On June 12, 2025, the Company entered into a Share Purchase Agreement (the “Isramat Agreement”) with Iron Dove Technologies Inc (“Iron Dove”), pursuant to which the Company agreed to sell A2Z Isramat to Iron Dove for the amount of $964). On September 15, 2025, the Company entered into a Termination Agreement with Iron Dove, pursuant to which the Company and Iron Dove agreed to terminate the Isramat Agreement.

The Company’s activities through A2Z Isramat include the development of precision metal parts for the military and security markets, as well as for the civilian markets.

On June 30, 2025, the Company entered into a share purchase agreement (the “A2ZMS Agreement”) pursuant to which it sold its wholly owned subsidiary A2ZMS Advanced Military Solutions Ltd., a company organized under the laws of Israel (“A2ZMS”), to a purchaser residing in Israel for a purchase price of 500,000 ILS. The purchaser is related to a director of the Company. The A2ZMS Agreement was approved by all of the independent directors of the Company. The Company received an independent valuation of A2ZMS in connection with this transaction. See also note 9.

The Company owns 96.58% of the common shares of Cust2Mate, a technology company focused on providing retail automation solutions, in particular for large grocery stores and supermarkets. The Company’s primary product is the Cust2Mate system which incorporates a “smart cart” which automatically calculates the value of the customers purchases in their smart cart, without having to unload and reload their purchases at a customer checkout point.

The Cust2Mate system offers various features for shoppers and retailers such as product information and location, an on-cart scale to weigh items and automatically calculate costs, bar-code scanner and on-board payment system to bypass checkout lines. In addition, the product includes big data smart algorithms and computer vision capabilities, allowing for customer specific targeted advertising. (“The Cust2Mate Platform”).

The accompanying condensed consolidated interim financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operating activities since inception, such that as of September 30, 2025, the Company had resulting in accumulated losses of $120,693 and a net loss from continuing operations in the amount of $18,319 for the nine months ended September 30, 2025. As of the date of the issuance of these financial statements, the Company has not yet commenced generating sufficient revenues. However, considering the Company’s cash and cash equivalent balance and investments in financial assets as of September 30, 2025, following equity issuances during 2024 and equity raised during the period ended September 30, 2025, the Company’s management believes the Company has sufficient funds for at least the foreseeable future.

During October 2023, the Israeli government declared a state of war due to the terror attack that was launched by Hamas, a terrorist organization, on the State of Israel on October 7, 2023 and which still continues Further, Hezbollah, a terrorist organization based in Lebanon, has carried out missile and rocket attacks on various areas in Israel’s northern regions, targeting both military and civilian locations (the “War”). The War has led to various consequences and restrictions on the Israeli economy, including, among other things, an extensive mobilization of reserves, the evacuation of many settlements, both in the area bordering the Gaza strip and near the northern border, as well as taking actions for maintaining public safety and security, such as, among other things, imposing restrictions on gatherings, depending on the proximity thereof to the combat zones, including at workplaces and in the education system. Taking such actions caused a decline and a slowdown in the activity of the Israeli economy. In addition, the ongoing operation of many companies has suffered by the reduction in workforce availability, including due to the departure of foreign workers, extensive recruitment of reserves and absence from work due to the restrictions on the activity of the education system.

The War had no material effect on the Company’s financial situation and on the results of the Company’s activities. Also, the Company managed to maintain operational and functional continuity, including maintaining an effective staff volume and effective ongoing operations with its customers and suppliers.

In addition, in October 2025, a ceasefire was brokered between Israel and Hamas. However, we cannot predict if and to what extent this ceasefire will remain in effect or upheld. A broader regional conflict involving additional state and non-state actors remains a significant risk. Iran is also believed to have a strong influence among extremist groups in the region, such as Hamas in Gaza, Hezbollah in Lebanon, the Houthis in Yemen and various rebel militia groups in Syria and Iraq.

These condensed consolidated interim financial statements were authorized for issue by the Board of Directors on November 13, 2025.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)